EQUITY (Details Narrative)										12 Months Ended
	Feb. 17, 2025 USD ($) shares	Jan. 17, 2025 USD ($) shares	May 29, 2024	Jun. 12, 2023 shares	Sep. 19, 2022 USD ($) shares	May 19, 2022 USD ($) $ / shares shares	Oct. 15, 2021 $ / shares	Aug. 20, 2013 USD ($) $ / shares shares	Aug. 20, 2013 CAD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 09, 2024 shares	May 15, 2023 shares	Mar. 18, 2022 $ / shares	Mar. 18, 2022 $ / shares	Oct. 15, 2021 $ / shares	Aug. 20, 2013 $ / shares
Class of Stock [Line Items]
Reverse stock split			the Company effected effect a share consolidation of its ordinary shares at a ratio of one (1) post-split ordinary share for every fifteen (15) pre-split ordinary shares (the “Share Consolidation”) so that every fifteen (15) shares issued and outstanding will be combined into one (1) share				a 10,000 for 1 stock split whereby every authorized, issued and outstanding common share was exchange for 10,000 new common shares			35-for-1 stock split
Common Stock, Shares, Issued										5,607,348	3,437,926
Stock transferred during period								100	100
Common Stock, No Par Value | $ / shares										$ 0	$ 0				$ 0
Common Stock, Shares, Outstanding										5,607,348	3,437,926
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number										0	0
Warrants and Rights Outstanding | $											$ 85,290
Proceeds from initial public offering, net of share issuance costs | $						$ 17				$ 0	0	$ 14,380,467
Proceeds From Issuance Initial Public Offering Net | $						14.3
Restricted Cash and Cash Equivalent, Noncurrent | $						$ 500,000
Before Consolidation [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding										51,568,883
Warrants and Rights Outstanding | $											$ 1,279,357
Maximum [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | (per share)							$ 0.75								$ 0.000075	$ 0.0001	$ 1
Minimum [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | (per share)							$ 0.000075										$ 0.0001
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						283,333
Sale of Stock, Price Per Share | $ / shares						$ 4
IPO [Member] | Before Consolidation [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						(4,250,000)
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						42,500
Sale of Stock, Price Per Share | $ / shares						$ 4
Over-Allotment Option [Member] | Before Consolidation [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						(637,500)
Restricted Stock Plan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans		321,071
Stock Issued During Period, Shares, Issued for Services				304,616
Restricted Stock Plan [Member] | Before Consolidation [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				(4,569,233)
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued	200,000	200,000											200,000
Common Stock, Par or Stated Value Per Share | (per share)								$ 0.75										$ 1
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock | $	$ 81,264	$ 64,463
Common Stock [Member] | Other Long-Term Investments [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued													166,667
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Interest Payable, Current | $					$ 147,130					$ 147,130
Debt Conversion, Original Debt, Amount | $										$ 1.5
Securities Purchase Agreement [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted					449,977					449,977
Securities Purchase Agreement [Member] | Convertible Note [Member] | Before Consolidation [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted										(6,749,650)
Securities Purchase Agreement [Member] | Series B Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Unissued														66,667
Securities Purchase Agreement [Member] | Series B Warrants [Member] | Common Stock [Member] | Before Consolidation [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Unissued														(1,000,000)
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted										933,681
Securities Purchase Agreement [Member] | Series A Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Unissued														933,681
Ms Fan Zhou [Member]
Class of Stock [Line Items]
Number of shares issued, value								$ 75	$ 100
Stock Issued During Period, Shares, Other								100	100